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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5822

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                            MFS CHARTER INCOME TRUST

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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116

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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116

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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

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                      Date of fiscal year end: November 30

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             Date of reporting period: July 1, 2003 - June 30, 2004

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ITEM 1.  PROXY VOTING RECORD.


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=========================== MFS CHARTER INCOME TRUST ===========================


ITC DELTACOM, INC.

Ticker:       ITCD           Security ID:  45031T401
Meeting Date: DEC 18, 2003   Meeting Type: Annual
Record Date:  NOV 3, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director John Almeida, Jr.          For       For        Management
1.2   Elect Director Donald W. Burton           For       For        Management
1.3   Elect Director John J. DeLucca            For       For        Management
1.4   Elect Director R. Gerald McCarley         For       For        Management
1.5   Elect Director Thomas E. McInerney        For       For        Management
1.6   Elect Director Robert C. Taylor           For       For        Management
1.7   Elect Director Larry F. Williams          For       For        Management
2     Increase Authorized Preferred and Common  For       Against    Management
      Stock
3     Approve Repricing of Options              For       Against    Management


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ITC DELTACOM, INC.

Ticker:       ITCD           Security ID:  45031T401
Meeting Date: APR 27, 2004   Meeting Type: Annual
Record Date:  MAR 26, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director John Almeida, Jr.         For       For        Management
1.2   Elect  Director Donald W. Burton          For       For        Management
1.3   Elect  Director John J. Delucca           For       For        Management
1.4   Elect  Director R. Gerald Mccarley        For       For        Management
1.5   Elect  Director Thomas E. Mcinerney       For       For        Management
1.6   Elect  Director Robert C. Taylor          For       For        Management
1.7   Elect  Director Larry F. Williams         For       For        Management


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METAL MANAGEMENT, INC.

Ticker:       MTLMQ          Security ID:  591097209
Meeting Date: SEP 17, 2003   Meeting Type: Annual
Record Date:  JUL 21, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Albert A. Cozzi            For       For        Management
1.2   Elect Director Daniel W. Dienst           For       For        Management
1.3   Elect Director John T. DiLacqua           For       For        Management
1.4   Elect Director Kevin P. McGuinness        For       For        Management
1.5   Elect Director Harold J. Rouster          For       For        Management
2     Ratify Auditors                           For       For        Management


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STERLING CHEMICALS, INC.

Ticker:       SCHI           Security ID:  859166100
Meeting Date: APR 16, 2004   Meeting Type: Annual
Record Date:  MAR 5, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Richard K. Crump          For       For        Management
1.2   Elect  Director Peter Ting Kai Wu         For       For        Management
2     Ratify Auditors                           For       For        Management


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THERMADYNE HOLDINGS CORP.

Ticker:       THMD           Security ID:  883435307
Meeting Date: MAY 3, 2004    Meeting Type: Annual
Record Date:  MAR 12, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Paul D. Melnuk            For       For        Management
1.2   Elect  Director Andrew L. Berger          For       For        Management
1.3   Elect  Director James B. Gamache          For       For        Management
1.4   Elect  Director Marnie S. Gordon          For       For        Management
1.5   Elect  Director John G. Johnson, Jr.      For       For        Management
1.6   Elect  Director Bradley G. Pattelli       For       For        Management
2     Approve Non-Employee Director Stock       For       For        Management
      Option Plan
3     Approve Omnibus Stock Plan                For       Against    Management
4     Amend Deferred Compensation Plan          For       For        Management
5     Ratify Auditors                           For       For        Management
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       MFS CHARTER INCOME TRUST
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By (Signature and Title) ROBERT J. MANNING*
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                         Robert J. Manning, Principal Executive Officer

Date:    August 30, 2004
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*By:  JAMES F. DESMARAIS
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      Name: James F. DesMarais as Attorney-in-fact

Executed by James F. DesMarais on behalf of Robert J. Manning pursuant to a Power of Attorney dated August 12, 2004.(1)

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(1)  Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and
     811-2464) Post-Effective Amendment No. 52 filed with the SEC via EDGAR on August 27, 2004.